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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06591
Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Quality Municipal Income Trust
Semiannual Report to Shareholders ▪ August 31, 2011
NYSE: IQI

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
14	Financial Statements
17	Notes to Financial Statements
23	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In today’s volatile market environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
      Your financial adviser can help you define your financial plan, develop an appropriate investment strategy and put you in a better position to achieve your financial goals over the long term. This can take some of the guesswork out of the process and help you make thoughtful investments. Your financial adviser also can help you better understand your tolerance for risk, so that your investment approach lets you sleep at night while getting you closer to your goals. Lastly, your financial adviser can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
      As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

   Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund, its performance and its holdings as of the close of the reporting period.
      In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
      As we’ve seen over the last several years, market conditions can change — often suddenly and dramatically. That’s one reason financial advisers typically advise their clients to be well diversified and to maintain a long-term investment focus. While diversification can’t guarantee a profit or protect against loss, it can cushion the impact of dramatic market moves. Maintaining a long-term investment focus for your long-term goals — financing your retirement or your children’s education, for example — may help you avoid making rash investment decisions based on short-term market swings.
     Our funds are managed strictly according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change in response to short-term market events. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be, and that it’s managed with a long-term focus.
      If you have questions about your account, please contact one of our client service representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
2	Invesco Quality Municipal Income Trust

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	9.96%

Trust at Market Value	10.00

Barclays Capital Municipal Bond Index▼	6.39

Market Price Discount to NAV as of 8/31/11	-3.32

▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Quality Municipal Income Trust.
     Effective June 28, 2011, Richard Berry joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1987.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with
Invesco or its affiliates in an investment capacity since 1985.
     Thomas Byron began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an invest-
ment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management or its affiliates in an investment capacity.

NYSE Symbol	IQI
3	Invesco Quality Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs: Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
   To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4	Invesco Quality Municipal Income Trust

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–158.44%
Alabama–0.34%
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	$1,000	$1,044,470

Arizona–5.59%
Arizona (State of) Transportation Board; Series 2002 A, Ref. Highway RB	5.25%	07/01/19	2,000	2,115,580

Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(b)(c)	6.00%	05/01/14	650	715,546

Phoenix Civic Improvement Corp.;
Series 2002, Jr. Lien Water System RB (INS–NATL)(a)	5.00%	07/01/26	3,800	3,890,630

Series 2002 B, Sr. Lien Airport RB (INS–NATL)(a)(d)	5.25%	07/01/32	3,000	3,007,050

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,175	1,066,630

Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB(e)	5.00%	01/01/31	6,000	6,229,440

				17,024,876

California–29.76%
ABAG Finance Authority for Nonprofit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC–Wells Fargo Bank N.A.)(f)(g)	0.06%	11/15/35	500	500,000

Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(h)	0.00%	08/01/35	1,575	350,705

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(h)	0.00%	08/01/36	2,545	489,124

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	600	600,858

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	1,985,500

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 E, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)(g)	0.08%	11/01/26	1,400	1,400,000

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	3,607,800

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	5,000	4,948,650

California (State of);
Series 2003, Unlimited Tax GO Bonds	5.25%	02/01/19	5,000	5,365,700

Series 2004 A, Economic Recovery Unlimited Tax GO Bonds	5.00%	07/01/16	3,450	3,462,627

Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)(g)	0.08%	05/01/34	300	300,000

California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	3,000	3,071,730

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(b)(e)(i)	5.00%	01/01/28	5,000	6,287,300

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/40	4,685	695,769

Series 2009, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/41	4,535	623,290

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,235	2,387,449

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–AMBAC)(a)	5.00%	06/01/29	6,000	5,642,820

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	4,100	2,645,648

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	3,350	3,451,069

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/24	4,000	4,321,000

Moreland School District (2014 Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(h)	0.00%	08/01/29	1,745	573,320

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/28	1,270	455,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Oakland (Port of);
Series 2002 L, RB(b)(d)(i)	5.00%	11/01/12	$110	$115,793

Series 2002 L, RB(b)(d)(i)	5.00%	11/01/12	445	468,434

Series 2002 L, RB (INS–NATL)(a)(d)	5.00%	11/01/21	890	900,279

Series 2002 L, RB (INS–NATL)(a)(d)	5.00%	11/01/32	3,555	3,380,947

Regents of the University of California;
Series 2007 J, General RB (INS–AGM)(a)(e)	4.50%	05/15/31	2,760	2,740,211

Series 2007 J, General RB (INS–AGM)(a)(e)	4.50%	05/15/35	2,240	2,143,814

Series 2009 O, General RB	5.25%	05/15/39	500	530,340

San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,000	849,640

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	879,909

San Diego (County of) Water Authority; Series 2002 A, Revenue COP(b)(i)	5.00%	05/01/12	3,720	3,877,207

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	1,410	1,477,920

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)(e)	5.00%	06/15/28	960	994,579

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Second Series 2011 F, Ref. Series RB(d)	5.00%	05/01/25	470	480,091

Second Series 2011 F, Ref. Series RB(d)	5.00%	05/01/26	935	946,379

Second Series 2011 G, Ref. Series RB	5.25%	05/01/27	5,000	5,423,650

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB	5.00%	11/01/36	2,025	2,134,654

San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,713,375

Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB(f)	0.10%	07/01/20	600	600,000

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,033,550

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)(c)	3.50%	05/31/13	1,000	1,000,810

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(h)	0.00%	04/01/14	1,350	1,268,662

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(h)	0.00%	08/01/32	10,100	2,555,199

				90,681,605

Colorado–3.44%
Boulder (County of) (University Corp. for Atmospheric Research);
Series 2002, Development RB (INS–NATL)(a)	5.38%	09/01/18	1,750	1,824,252

Series 2002, Development RB (INS–NATL)(a)	5.38%	09/01/21	1,750	1,818,303

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. Improvement RB (INS–SGI)(a)	5.25%	08/15/34	2,000	1,925,120

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	1,996,880

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,500	1,500,900

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/30	1,590	1,419,775

				10,485,230

Delaware–0.28%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, Development RB	5.00%	09/01/36	1,000	846,270

District of Columbia–1.91%
District of Columbia; Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	6,000	5,825,580

Florida–9.25%
Broward County School Board; Series 2001 A, COP (INS–AGM)(a)	5.00%	07/01/26	2,000	2,010,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(d)	5.13%	06/01/27	$995	$1,019,865

Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB(b)(c)(i)	5.25%	11/15/16	75	91,460

Series 2006 C, RB(c)	5.25%	11/15/36	2,925	2,956,590

JEA (St. Johns River Power Park System Issue 2); Series 2002-17, Ref. RB	5.00%	10/01/18	3,300	3,311,583

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,200,580

Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS–AGC)(a)	5.00%	10/01/25	1,250	1,340,475

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,500	1,487,445

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	565	589,521

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)	5.50%	10/01/23	1,200	1,419,084

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB	5.00%	08/15/42	12,000	11,759,040

				28,186,223

Georgia–4.23%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)	5.00%	01/01/34	2,000	2,017,260

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR(b)(c)	2.50%	03/01/13	1,050	1,068,889

Georgia (State of) Road & Tollway Authority;
Series 2003, Gtd. RB(b)(i)	5.00%	10/01/13	6,000	6,581,940

Series 2003, Gtd. RB	5.00%	10/01/23	3,000	3,218,070

				12,886,159

Hawaii–4.40%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	770	748,817

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,925	1,953,028

Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds(b)(i)	5.25%	03/01/13	8,590	9,224,801

Series 2003 A, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	03/01/26	1,410	1,489,115

				13,415,761

Idaho–1.41%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/23	2,600	2,925,026

Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB(d)	6.00%	01/01/32	545	555,312

Regents of the University of Idaho; Series 2011, Ref. General RB(b)(c)	5.25%	04/01/21	710	820,284

				4,300,622

Illinois–11.56%
Chicago (City of) (Chicago O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS–AGM)(a)(d)	5.75%	01/01/23	4,000	4,147,880

Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(a)(e)(j)	5.00%	01/01/37	7,250	7,283,205

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(b)(c)(d)	3.50%	05/01/13	2,200	2,268,068

Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); Series 2002, Unlimited Tax GO Bonds (INS–NATL)(a)	5.38%	07/01/20	6,000	6,154,260

Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	1,325	1,248,177

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	954,102

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	1,650	1,712,007

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	645	708,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	$2,360	$2,363,044

Series 2010 A, Ref. RB	6.00%	08/15/38	1,235	1,233,320

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	1,440	1,495,339

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	1,375	1,394,965

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	2,000	2,111,020

Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (INS–NATL)(a)	5.25%	12/01/34	2,000	2,138,400

				35,212,429

Indiana–5.34%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,735	1,714,735

Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	1,405	1,470,459

Indiana Bond Bank,
Series 2001 A, RB(b)(i)	5.00%	02/01/13	7,495	8,061,397

Series 2001 A, RB	5.00%	02/01/23	2,505	2,647,009

Marion (County of) Convention & Recreational Facilities Authority; Series 2003 A, Sr. Ref. Excise Taxes Lease Rental RB (INS–AMBAC)(a)	5.00%	06/01/21	1,400	1,470,126

Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR(b)(c)	6.25%	06/02/14	820	913,160

				16,276,886

Iowa–1.36%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(e)(j)	5.00%	06/01/25	2,120	2,374,273

Series 2009 A, Special Obligation RB(e)(j)	5.00%	06/01/26	1,590	1,762,531

				4,136,804

Kansas–0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	730	793,663

Kentucky–0.34%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,000	1,022,610

Louisiana–1.06%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(f)	0.05%	03/01/22	500	500,000

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.25%	10/01/30	1,150	1,216,321

Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2007 B-2, Deepwater Port RB(b)(c)	4.30%	10/01/11	1,500	1,505,145

				3,221,466

Maryland–0.69%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	1,105	1,021,362

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,067,483

				2,088,845

Massachusetts–3.09%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,128,489

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,100	1,114,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	$1,600	$1,956,224

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	575	608,362

Massachusetts (State of) Development Finance Agency (Tufts University);
Series 1995 G, VRD RB(f)	0.14%	02/15/26	1,000	1,000,000

Series 2008 N-2, VRD RB(f)	0.14%	08/15/34	2,600	2,600,000

				9,407,991

Michigan–2.21%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	1,600	1,666,144

Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB (INS–NATL)(a)(d)	5.50%	12/01/17	3,000	3,079,290

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS–AGM)(a)	5.00%	11/15/25	1,855	1,995,034

				6,740,468

Minnesota–0.66%
Western Minnesota Municipal Power Agency (Transmission); Series 2003 A, RB (INS–NATL)(a)	5.00%	01/01/30	2,000	2,020,560

Missouri–1.02%
Kansas (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	925	1,000,378

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,125	1,039,759

Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB(f)	0.06%	02/15/34	970	970,000

Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2000 B-1, Single Family Mortgage RB (CEP–GNMA)(d)	6.25%	03/01/31	100	100,403

				3,110,540

Montana–1.17%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,600	1,665,792

Montana (State of) Board of Housing; Series 2000 B-2, Single Family Mortgage RB(d)	6.00%	12/01/29	1,905	1,912,144

				3,577,936

Nevada–4.48%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,000	1,014,830

Clark (County of);
Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS–AMBAC)(a)(d)	5.38%	07/01/19	1,000	1,036,300

Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS–AMBAC)(a)(d)	5.38%	07/01/20	1,100	1,135,376

Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS–AMBAC)(a)(d)	5.38%	07/01/22	2,000	2,050,700

Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(a)(d)	5.50%	07/01/20	2,000	2,093,420

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Allocation RB	6.25%	06/15/16	640	721,754

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.25%	06/01/20	5,345	5,601,934

				13,654,314

New Hampshire–0.22%
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.); Series 1997, Ref. PCR(b)(c)(d)	7.13%	02/01/12	655	670,589

New Jersey–7.62%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	935	937,449

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	2,000	2,298,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS–NATL)(a)(d)	5.88%	10/01/31	$225	$225,160

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,839,200

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS–NATL)(a)	5.00%	01/01/27	1,500	1,568,940

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(a)	5.00%	12/01/20	10,000	10,297,000

University of Medicine & Dentistry of New Jersey; Series 2004, COP (INS–NATL)(a)	5.25%	06/15/23	2,000	2,062,200

				23,228,469

New Mexico–0.39%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,250	1,200,637

New York–15.18%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	820	834,727

Series 2009, PILOT RB	6.38%	07/15/43	340	348,153

Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS–NATL)(a)	5.00%	11/15/25	10,000	10,373,800

New York (City of) Municipal Water Finance Authority;
Series 2003 A, Water & Sewer System RB	5.38%	06/15/19	3,500	3,634,785

Series 2004 A, Water & Sewer System RB	5.00%	06/15/35	3,000	3,068,460

New York (City of) Transitional Finance Authority;
Subseries 2010 A-1, Future Tax Sec. RB(e)	5.00%	05/01/29	1,635	1,775,103

Subseries 2010 A-1, Future Tax Sec. RB(e)	5.00%	05/01/28	2,040	2,227,619

Subseries 2010 A-1, Future Tax Sec. RB(e)	5.00%	05/01/30	1,635	1,762,661

New York (City of) Trust for Cultural Resources (Museum of Modern Art);
Series 2008 1A, Ref. RB(e)	5.00%	04/01/26	1,935	2,116,271

Series 2008 1A, Ref. RB(e)	5.00%	04/01/27	2,815	3,056,640

New York (City of);
Subseries 2009 A-1, Unlimited Tax GO Bonds(e)	5.25%	08/15/27	2,380	2,609,408

Subseries 2009 A-1, Unlimited Tax GO Bonds(e)	5.25%	08/15/28	2,380	2,598,722

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB	5.00%	03/15/30	2,715	2,990,736

New York (State of) Dormitory Authority (The City of New York Issue); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/29	1,100	1,263,108

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	2,280	2,506,632

Triborough Bridge and Tunnel Authority; Series 2002 E, Ref. Sub. RB (INS–NATL)(a)(e)	5.00%	11/15/32	5,000	5,081,300

				46,248,125

North Dakota–0.88%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,688,510

Ohio–7.21%
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(a)(e)	5.25%	02/15/33	5,100	5,371,932

Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	6.00%	01/01/32	5,370	5,656,006

Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	1,590	1,598,729

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	1,425	1,480,689

Lorain (County of) (Catholic Healthcare Partners); Series 2001 A, Ref. & Improvement Hospital Facilities RB	5.63%	10/01/17	3,000	3,041,340

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	2,270	2,225,712

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)(c)	5.88%	06/01/16	410	460,988

Ohio State University (The); Series 2002 A, General Receipts RB(b)(i)	5.13%	12/01/12	2,000	2,121,740

				21,957,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–1.01%
Oklahoma (State of) Capital Improvement Authority (Higher Education D3); Series 2006, VRD State Facilities RB(f)	0.18%	07/01/33	$1,800	$1,800,000

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,260,270

				3,060,270

Oregon–0.64%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	789,325

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(k)	6.38%	11/01/33	1,145	1,157,057

				1,946,382

Pennsylvania–0.58%
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. CAB RB(h)	0.00%	12/01/28	1,350	1,119,312

Subseries 2010 B-2, Sub. CAB RB(h)	0.00%	12/01/34	800	635,728

				1,755,040

Puerto Rico–2.56%
Puerto Rico Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,500	1,530,165

Series 2010 XX, RB	5.25%	07/01/40	1,300	1,265,082

Puerto Rico Sales Tax Financing Corp.;
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	1,225	1,235,670

Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	1,400	1,420,174

Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	2,350	2,337,592

				7,788,683

South Carolina–5.33%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	3,000	3,163,620

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	345	354,653

South Carolina (State of) Public Service Authority;
Series 2002 D, Ref. RB(b)(i)	5.00%	01/01/13	2,060	2,188,873

Series 2002 D, Ref. RB (INS–AGM)(a)	5.00%	01/01/20	2,940	3,094,115

Series 2003 A, Ref. RB (INS–AMBAC)(a)(e)	5.00%	01/01/22	7,000	7,439,320

				16,240,581

South Dakota–0.33%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health, Inc.); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)(g)	0.12%	09/01/27	1,000	1,000,000

Texas–13.61%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(d)	4.85%	04/01/21	2,000	2,079,320

Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	2,500	2,609,750

Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS–AGM)(a)	5.13%	05/15/27	2,950	2,953,481

Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,738,425

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	1,045	1,059,776

Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/15/31	2,380	2,798,928

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	600	639,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Quality Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS–AGM)(a)(d)	5.63%	07/01/30	$1,250	$1,250,625

Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/23	5,120	5,580,749

Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,184,680

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	2,700	2,874,150

Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/36	1,890	1,992,646

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	700	713,559

Matagorda (County of) Navigation District No. 1 (AEP Texas Central Co.); Series 2008, Ref. PCR(b)(c)	1.13%	06/01/12	1,125	1,127,047

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(h)	0.00%	01/01/28	8,600	3,311,086

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(h)	0.00%	01/01/31	1,650	515,410

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	875	748,799

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	915	946,028

University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS–AGM)(a)(e)	5.00%	02/15/33	5,100	5,353,521

				41,477,796

Vermont–0.66%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,020,725

Virgin Islands–0.37%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,125	1,127,801

Washington–7.84%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(d)	5.50%	07/01/25	925	1,038,433

Energy Northwest (Columbia Generating Station); Series 2002 A, Ref. Electric RB (INS–NATL)(a)	5.75%	07/01/18	5,000	5,212,400

Grant (County of) Public Utility District No. 2; Series 2001 H, Ref. Electric System RB (INS–AGM)(a)	5.38%	01/01/18	5,000	5,072,700

Spokane School District No. 81; Series 2005, Unlimited Tax GO Bonds (INS–NATL)(a)	5.13%	06/01/23	2,500	2,702,300

Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2006 C, RB (INS–AGM)(a)	5.25%	10/01/33	1,500	1,561,560

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(e)	5.00%	08/01/29	3,725	4,063,938

Series 2010 A, Various Purpose Unlimited Tax GO Bonds(e)	5.00%	08/01/30	3,915	4,243,234

				23,894,565

Wyoming–0.16%
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR(f)	0.07%	08/15/20	500	500,000

TOTAL INVESTMENTS(l)–158.44% (Cost $469,187,815)				482,766,617

FLOATING RATE NOTE OBLIGATIONS–(15.54)%
Notes with interest rates ranging from 0.14% to 0.26% at 08/31/11 and contractual maturities of collateral ranging from 01/01/22 to 01/01/37 (See Note 1K)(m)				(47,345,000)

OTHER ASSETS LESS LIABILITIES–2.28%				6,928,698

PREFERRED SHARES–(45.18)%				(137,650,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$304,700,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1K.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2011 represented 0.38% of the Fund’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	29.8%

Assured Guaranty Municipal Corp.	15.7

American Municipal Bond Assurance Corp.	7.5

Assured Guaranty Corp.	5.0

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $77,515,022 are held by Dealer Trusts and serve as collateral for the $47,345,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition

By credit sector, based on Total Investments
As of August 31, 2011

Revenue Bonds	73.6%

General Obligation Bonds	14.2

Pre-refunded Bonds	8.1

Other	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Quality Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $469,187,815)	$482,766,617

Cash	2,059,578

Receivable for:
Investments sold	6,790,368

Interest	5,199,537

Investment for trustee deferred compensation and retirement plans	2,960

Other assets	16,524

Total assets	496,835,584

Liabilities:
Floating rate note obligations	47,345,000

Payable for:
Investments purchased	6,817,622

Dividends declared on preferred shares	6,073

Accrued fees to affiliates	9

Accrued other operating expenses	250,284

Trustee deferred compensation and retirement plans	66,281

Total liabilities	54,485,269

Preferred shares ($0.01 par value, authorized 1,000,000 shares, 2,753 issued with liquidation preference of $50,000 per share)	137,650,000

Net assets attributable to common shares	$304,700,315

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$329,527,966

Undistributed net investment income	4,253,397

Undistributed net realized gain (loss)	(42,659,850)

Unrealized appreciation	13,578,802

$304,700,315

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares	23,505,265

Net asset value per share	$12.96

Market value per common share	$12.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Quality Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$11,748,258

Expenses:
Advisory fees	652,218

Administrative services fees	59,234

Custodian fees	5,470

Interest, facilities and maintenance fees	330,055

Transfer agent fees	5,102

Trustees’ and officers’ fees and benefits	61,900

Professional services fees	757,063

Other	46,028

Total expenses	1,917,070

Net investment income	9,831,188

Net realized gain (loss) from investment securities	(3,380,150)

Change in net unrealized appreciation of investment securities	21,952,058

Net realized and unrealized gain	18,571,908

Net increase in net assets resulting from operations	28,403,096

Distributions to preferred shareholders from net investment income	(223,130)

Net increase in net assets from operations applicable to common shares	$28,179,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Quality Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period November 1, 2010 to February 28, 2011 and the year ended October 31, 2010
(Unaudited)

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Operations:
Net investment income	$9,831,188	$6,348,178	$21,745,312

Net realized gain (loss)	(3,380,150)	(628,495)	(2,932,990)

Change in net unrealized appreciation (depreciation)	21,952,058	(27,106,233)	20,232,937

Net increase (decrease) in net assets resulting from operations	28,403,096	(21,386,550)	39,045,259

Distributions to preferred shareholders from net investment income	(223,130)	(185,955)	(548,039)

Net increase (decrease) in net assets from operations applicable to common shares	28,179,966	(21,572,505)	38,497,220

Distributions to common shareholders from net investment income	(10,107,264)	(6,699,001)	(20,097,004)

Net increase (decrease) in net assets	18,072,702	(28,271,506)	18,400,216

Net assets applicable to common shares:
Beginning of period	286,627,613	314,899,119	296,498,903

End of period (includes undistributed net investment income of $4,253,397, $4,752,603 and $5,304,890, respectively)	$304,700,315	$286,627,613	$314,899,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Quality Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net increase in net assets from operations applicable to common shares	$28,179,966

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Net realized loss on investment securities	3,380,150

Net change in unrealized appreciation on investments	(21,952,058)

Amortization of premium and accretion of discount	128,184

Cost of purchases of investments	(67,800,531)

Proceeds from sales of investments	70,636,090

Increase in interest receivables and other assets	(139,935)

Decrease in accrued expenses and other payables	(523,676)

Net cash provided by operating activities	11,908,190

Cash flows provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(10,107,264)

Net proceeds from and repayments of floating rate note obligations	35,000

Net cash provided by (used in) financing activities	(10,072,264)

Net increase in cash	1,835,926

Cash at beginning of period	223,652

Cash at end of period	$2,059,578

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$(326,466)

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Municipal Income Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company.
  The Trust’s investment objective is to provide current income which is exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

17        Invesco Quality Municipal Income Trust

Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
K.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have

18        Invesco Quality Municipal Income Trust

interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.27% of the Trust’s average weekly net assets including leverage entered into to retire previously issued preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.70%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

19        Invesco Quality Municipal Income Trust

  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$482,766,617	$—	$482,766,617

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $8,138 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company (“SSB”), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $47,379,000 and 0.80%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2015	$546,258

February 28, 2016	6,903,559

February 28, 2017	28,237,988

February 28, 2018	3,609,219

February 28, 2019	314,216

Total capital loss carryforward	$39,611,240

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

20        Invesco Quality Municipal Income Trust

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $63,613,194 and $71,163,760, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,069,452

Aggregate unrealized (depreciation) of investment securities	(6,075,518)

Net unrealized appreciation of investment securities	$13,993,934

Cost of investments for tax purposes is $468,772,683.

NOTE 8—Preferred Shares of Beneficial Interest

The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 31, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred share maintenance” expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares†	(000’s omitted)†	Rate†	Reset Date	Dividend Rates††

1	741	$37,050	0.289%	09/07/2011	0.107-0.426%

2	265	13,250	0.274	09/08/2011	0.110-0.426

3	741	37,050	0.274	09/08/2011	0.110-0.426

4	741	37,050	0.274	09/08/2011	0.110-0.426

5	265	13,250	0.305	09/02/2011	0.107-0.426

†	As of August 31, 2011.
††	For the six months ended August 31, 2011.

  Subsequent to August 31, 2011 and up through October 7, 2011, the Trust paid dividends to preferred shareholders at rates ranging from 0.228% to 0.274% in the aggregate amount of $31,793.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 13, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.
  The Trust entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Shares	Value

Outstanding at February 28, 2011	2,753	$137,650,000

Shares retired	—	—

Outstanding at August 31, 2011	2,753	$137,650,000

21        Invesco Quality Municipal Income Trust

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Four months ended	Year ended
	August 31, 2011	February 28, 2011	October 31, 2010

Beginning Shares	23,505,265	23,505,265	23,505,265

Shares Issued Through Dividend Reinvestment	—	—	—

Ending Shares	23,505,265	23,505,265	23,505,265

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.07375	09/15/11	09/30/11

September 30, 2011	$0.07375	10/14/11	10/31/11

22        Invesco Quality Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Four months
	ended		ended
	August 31,		February 28,		Year ended October 31,
	2011		2011		2010	2009		2008		2007		2006

Net asset value per common share, beginning of period	$12.19		$13.40		$12.61	$11.12		$14.50		$15.45		$15.38

Net investment income(a)	0.42		0.27		0.93	0.96		1.03		1.03		1.01

Net gains (losses) on securities (both realized and unrealized)	0.79		(1.19)		0.74	1.36		(3.45)		(0.78)		0.38

Dividends paid to preferred shareholders from net investment income(a)	(0.01)		(0.01)		(0.02)	(0.05)		(0.30)		(0.34)		(0.27)

Total income (loss) from investment operations	1.20		(0.93)		1.65	2.27		(2.72)		(0.09)		1.12

Less dividends and distributions paid to common shareholders from:
Net investment income	(0.43)		(0.28)		(0.86)	(0.78)		(0.68)		(0.72)		(0.83)

Net realized gains	—		—		—	—		—		(0.16)		(0.26)

Total dividends and distributions paid to common shareholders	(0.43)		(0.28)		(0.86)	(0.78)		(0.68)		(0.88)		(1.09)

Anti-dilutive effect of shares repurchased(a)	—		—		—	—		0.02		0.02		0.04

Net asset value per common share, end of period	$12.96		$12.19		$13.40	$12.61		$11.12		$14.50		$15.45

Market value, end of period	$12.54		$11.81		$13.37	$11.80		$9.21		$12.90		$14.39

Total return at net asset value(b)	10.14%		(6.85)%		13.59

Total return at market value(b)	10.00%		(9.55)%		21.12%	37.92%		(24.42)%		(4.59)%		13.20%

Net assets applicable to common shares, end of period (000s omitted)	$304,700		$286,628		$314,899	$296,499		$261,348		$344,953		$374,247

Portfolio turnover rate(c)	14%		3%		11%	16%		8%		16%		14%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses(d)	1.29	%(e)	1.40	%(f)(i)	0.92%	1.13	%(g)	1.51	%(g)	1.38	%(g)	1.03%

Ratio of expenses excluding interest, facilities and maintenance fees(d)(h)	1.07	%(e)	1.20	%(f)(i)	0.76%	0.83	%(g)	0.83	%(g)	0.81	%(g)	0.84%

Ratio of net investment income before preferred share dividends	6.63	%(e)	6.65	%(i)	7.11%	8.30	%(g)	7.55	%(g)	6.90	%(g)	6.66%

Preferred share dividends	0.15	%(e)	0.19	%(i)	0.18%	0.46%		2.23%		2.25%		1.78%

Ratio of net investment income after preferred share dividends	6.48	%(e)	6.46	%(i)	6.93%	7.84	%(g)	5.32	%(g)	4.65	%(g)	4.88%

Rebate from Morgan Stanley affiliate	—		—		—	0.01%		0.01%		0.00	%(j)	—

Senior Securities:
Total amount of preferred shares outstanding (000’s omitted)	137,650		137,650

Asset coverage per preferred shares(k)	$160,679		$154,115		329%	315%		269%		266%		280%

Liquidating preference per preferred share	$50,000		$50,000

(a)	Calculated using average shares outstanding.
(b)	Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares’ value over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Trust’s common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $294,891.
(f)	Ratio includes an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been lower by 0.15%.
(g)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	Annualized
(j)	Amount is less than 0.01%.
(k)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding. For period prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares at liquidation value.

23        Invesco Quality Municipal Income Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

The Trust received a shareholder demand letter dated July 16, 2010, from one of the Trust’s shareholders, alleging that the former board and the officers of the Trust breached their fiduciary duty and duty of loyalty and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (ARPS) at their liquidation value. The Trust also received a shareholder demand letter dated March 25, 2011 alleging that the current board and officers of the Trust breached their fiduciary duty and duty of loyalty and wasted Trust assets by causing the Trust to redeem ARPS at their liquidation value, although the actions complained of occurred prior to the election of the current board and appointment of current officers and prior to the tenure of the current adviser. The shareholders in both letters claim that the board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The letter alleges that the redemption of the ARPS occurred at the expense of the Trust and its common shareholders. The letter demands that: 1) the Board take action against the adviser and trustees/officers to recover damages; 2) the Board refrain from authorizing further redemptions or repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction; and 3) if the Trust does not commence appropriate action, the shareholder will commence a shareholder derivative action on behalf of the Trust. The Board formed a Special Litigation Committee to investigate these claims and make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trust. Upon completion of its evaluation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters, after which the Board announced on July 12, 2011, that it had adopted the SLC’s recommendation and voted to reject the demands. The Trust has incurred $714,264 in expenses relating to these matters during the period ended August 31, 2011.
  Management of Invesco and the Trust believe that the outcome of the demand letter described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

24        Invesco Quality Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Quality Municipal Income Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Quality Municipal Income Trust (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board has met since the closing of the Morgan Stanley Transaction. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did

25        Invesco Quality Municipal Income Trust

not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — General Municipal Debt Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rates of six closed-end funds and above the rate of two closed-end funds with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that as part of the Morgan Stanley Transaction, Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale
The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Quality Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust was held on July 14, 2011 and was adjourned until August 4, 2011. The Meeting on August 4, 2011 was held for the following purpose:

(1)	Elect five Trustees by the holders of Common Shares and Preferred Shares voting together, and one Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	21,055,809	890,495
	Bob R. Baker	21,057,641	888,663
	Larry Soll	21,047,758	898,546
	Philip A. Taylor	21,084,211	862,093
	Wayne W. Whalen	21,059,554	886,750
	Frank S. Bayley(P)	430	7

(P)	Election of trustee by preferred shareholders only.

27        Invesco Quality Municipal Income Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-06591.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-QMINC-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.